Marketable Securities and Warrants	9 Months Ended
Sep. 30, 2020
Current and long-term lease liabilities.
Marketable Securities And Warrants
4.	MARKETABLE SECURITIES AND WARRANTS

In 2018, the Company entered into an option agreement to farm-out its Beschefer property to Wallbridge Mining Company Ltd. (“Wallbridge”), receiving an initial consideration of 500,000 Wallbridge Shares (TSX:WM).

On March 17, 2020, the Company entered into an amended agreement to receive an additional 3,000,000 Wallbridge Shares and 500,000 Warrants to relinquish all interest in the Beschefer Property (Note 7). The Warrants have a strike price of C$1.00 and a term of five years from the date of issuance.

An unrealized loss on revaluation of the Wallbridge Shares and Warrants of $276 and gain of $1,407 was recorded in other income for the three and nine months ended September 30, 2020 (loss of $24 and gain of $62 for the three and nine months ended September 30, 2019). The fair value of the Warrants was determined using a Black-Scholes model, risk free rate of 0.4%, Wallbridge share price of C$1.02 and volatility of 117% at September 30, 2020.

	September 30	December 31
	2020	2019
	$	$
Marketable securities at fair value	2,661	348
Warrants at fair value	305	-
	2,966	348